Other non-current liabilities - Summary of Other Non-current Liabilities (Details) $ in Thousands	Dec. 31, 2020 USD ($)
Disclosure Of Other Non Current Liabilities [Abstract]
Derivatives (part of other non-current liabilities)	$ 189
Other non-current liabilities	44
Total	$ 233